Financial results, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Financial results, net
Interest income	$ 56,368	$ 52,680	$ 43,919
Foreign exchange results	2,531	39,772	10,658
Other financial income	12,531	9,146	9,282
Financial income	71,430	101,598	63,859
Interest expense	(107,464)	(95,185)	(164,288)
Foreign exchange results	314,505	(203,798)	79,945
Changes in liability for concessions	(87,556)	(98,480)	(101,488)
Other financial loss	(9,180)	(9,107)	(10,574)
Financial loss	110,305	(406,570)	(196,405)
Inflation adjustment	(21,260)	(40,547)	19,459
Financial results, net	(160,475)	345,519	113,087
Gains from other financial assets	$ 9,464	$ 5,021	$ 5,695